Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000206025
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class A
Trading Symbol	EIXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.75%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,043,823
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 433,457
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,043,823 Number of Portfolio Holdings78 Advisory Fee (net of waivers)$433,457 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	76.4%
Money Market Funds	2.6%
U.S. Government & Agency Obligations	21.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.2%
Money Market Funds	2.4%
CMO	15.0%
ABS	15.3%
U.S. Government & Agency Obligations	19.7%
CMBS	41.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 6.750%, 11/15/27	13.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.136%, 10/12/52	13.4%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 3.883%, 10/25/36	7.9%
Morgan Stanley Capital I Trust, 2014-150E A, 3.912%, 09/9/32	5.4%
Structured Asset Securities Corporation, 1998-RF1, 4.101%, 04/15/27	4.7%
WFRBS Commercial Mortgage Trust, 2011-C4 E, 5.151%, 06/15/44	4.2%
Freddie Mac REMICS, 4239 NI, 3.208%, 07/15/43	3.5%
Mastr Asset Backed Securities Trust, 2003-OPT2 M4, 9.538%, 05/25/33	3.1%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	3.0%
Government National Mortgage Association, 2011-99 DS, 2.352%, 07/16/41	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000206026
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class C
Trading Symbol	EIXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.50%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.50%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,043,823
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 433,457
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,043,823 Number of Portfolio Holdings78 Advisory Fee (net of waivers)$433,457 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	76.4%
Money Market Funds	2.6%
U.S. Government & Agency Obligations	21.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.2%
Money Market Funds	2.4%
CMO	15.0%
ABS	15.3%
U.S. Government & Agency Obligations	19.7%
CMBS	41.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 6.750%, 11/15/27	13.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.136%, 10/12/52	13.4%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 3.883%, 10/25/36	7.9%
Morgan Stanley Capital I Trust, 2014-150E A, 3.912%, 09/9/32	5.4%
Structured Asset Securities Corporation, 1998-RF1, 4.101%, 04/15/27	4.7%
WFRBS Commercial Mortgage Trust, 2011-C4 E, 5.151%, 06/15/44	4.2%
Freddie Mac REMICS, 4239 NI, 3.208%, 07/15/43	3.5%
Mastr Asset Backed Securities Trust, 2003-OPT2 M4, 9.538%, 05/25/33	3.1%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	3.0%
Government National Mortgage Association, 2011-99 DS, 2.352%, 07/16/41	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000206024
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class I
Trading Symbol	EIXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$138	1.50%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,043,823
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 433,457
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,043,823 Number of Portfolio Holdings78 Advisory Fee (net of waivers)$433,457 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	76.4%
Money Market Funds	2.6%
U.S. Government & Agency Obligations	21.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.2%
Money Market Funds	2.4%
CMO	15.0%
ABS	15.3%
U.S. Government & Agency Obligations	19.7%
CMBS	41.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 6.750%, 11/15/27	13.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.136%, 10/12/52	13.4%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 3.883%, 10/25/36	7.9%
Morgan Stanley Capital I Trust, 2014-150E A, 3.912%, 09/9/32	5.4%
Structured Asset Securities Corporation, 1998-RF1, 4.101%, 04/15/27	4.7%
WFRBS Commercial Mortgage Trust, 2011-C4 E, 5.151%, 06/15/44	4.2%
Freddie Mac REMICS, 4239 NI, 3.208%, 07/15/43	3.5%
Mastr Asset Backed Securities Trust, 2003-OPT2 M4, 9.538%, 05/25/33	3.1%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	3.0%
Government National Mortgage Association, 2011-99 DS, 2.352%, 07/16/41	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000143109
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class A
Trading Symbol	IIXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 67,154,581
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 235,102
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,154,581 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$235,102 Portfolio Turnover104%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	10.9%
Corporate Bonds	88.6%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Money Market Funds	0.5%
Materials	2.0%
Technology	4.8%
Industrials	5.4%
Health Care	8.0%
Energy	8.5%
Consumer Discretionary	15.0%
Communications	15.9%
Financials	37.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rithm Capital Corporation, 8.000%, due 04/1/29	7.5%
PennyMac Corporation, 8.500%, due 06/1/29	6.1%
Ambac Assurance Corporation, 5.100%, due Perpetual	5.7%
Mattel, Inc., 5.875%, due 12/15/27	5.0%
Blue Owl Capital Corporation, 2.875%, due 06/11/28	4.9%
Gartner, Inc., 4.500%, due 07/1/28	4.8%
Main Street Capital Corporation, 3.000%, due 07/14/26	4.8%
Ford Motor Company, 9.625%, due 04/22/30	4.6%
Redwood Trust, Inc., 7.750%, due 06/15/27	4.5%
AppLovin Corporation, 5.125%, due 12/1/29	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000143110
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class C
Trading Symbol	IIXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.75%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 67,154,581
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 235,102
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,154,581 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$235,102 Portfolio Turnover104%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	10.9%
Corporate Bonds	88.6%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Money Market Funds	0.5%
Materials	2.0%
Technology	4.8%
Industrials	5.4%
Health Care	8.0%
Energy	8.5%
Consumer Discretionary	15.0%
Communications	15.9%
Financials	37.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rithm Capital Corporation, 8.000%, due 04/1/29	7.5%
PennyMac Corporation, 8.500%, due 06/1/29	6.1%
Ambac Assurance Corporation, 5.100%, due Perpetual	5.7%
Mattel, Inc., 5.875%, due 12/15/27	5.0%
Blue Owl Capital Corporation, 2.875%, due 06/11/28	4.9%
Gartner, Inc., 4.500%, due 07/1/28	4.8%
Main Street Capital Corporation, 3.000%, due 07/14/26	4.8%
Ford Motor Company, 9.625%, due 04/22/30	4.6%
Redwood Trust, Inc., 7.750%, due 06/15/27	4.5%
AppLovin Corporation, 5.125%, due 12/1/29	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000143111
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class I
Trading Symbol	IIXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 67,154,581
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 235,102
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,154,581 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$235,102 Portfolio Turnover104%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	10.9%
Corporate Bonds	88.6%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Money Market Funds	0.5%
Materials	2.0%
Technology	4.8%
Industrials	5.4%
Health Care	8.0%
Energy	8.5%
Consumer Discretionary	15.0%
Communications	15.9%
Financials	37.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rithm Capital Corporation, 8.000%, due 04/1/29	7.5%
PennyMac Corporation, 8.500%, due 06/1/29	6.1%
Ambac Assurance Corporation, 5.100%, due Perpetual	5.7%
Mattel, Inc., 5.875%, due 12/15/27	5.0%
Blue Owl Capital Corporation, 2.875%, due 06/11/28	4.9%
Gartner, Inc., 4.500%, due 07/1/28	4.8%
Main Street Capital Corporation, 3.000%, due 07/14/26	4.8%
Ford Motor Company, 9.625%, due 04/22/30	4.6%
Redwood Trust, Inc., 7.750%, due 06/15/27	4.5%
AppLovin Corporation, 5.125%, due 12/1/29	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000121700
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class A
Trading Symbol	CFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.15%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/CIFC Senior Secured Income Fund	Catalyst/CIFC Senior Secured Income Fund - with load	Morningstar LSTA US Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$9,521	$10,000	$10,000
Jun-2017	$10,831	$10,312	$10,742	$9,969
Jun-2018	$11,647	$11,089	$11,211	$9,929
Jun-2019	$12,140	$11,559	$11,656	$10,710
Jun-2020	$12,133	$11,552	$11,424	$11,646
Jun-2021	$13,235	$12,602	$12,755	$11,607
Jun-2022	$12,717	$12,108	$12,400	$10,413
Jun-2023	$13,877	$13,213	$13,727	$10,315
Jun-2024	$15,444	$14,705	$15,253	$10,587
Jun-2025	$16,565	$15,772	$16,365	$11,230
Jun-2026	$17,188	$16,365	$17,079	$11,656

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund
Without Load	3.76%	5.37%	5.57%
With Load	-1.17%	4.34%	5.05%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar LSTA US Leveraged Loan Index	4.36%	6.01%	5.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 773,503,093
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 5,060,677
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$773,503,093 Number of Portfolio Holdings367 Advisory Fee (net of waivers)$5,060,677 Portfolio Turnover69%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	4.1%
Corporate Bonds	5.7%
Exchange-Traded Funds	4.1%
Money Market Funds	5.7%
Term Loans	80.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.8%
Utilities	0.9%
Energy	1.4%
Consumer Staples	1.8%
Materials	3.0%
Fixed Income	4.3%
CLO	4.4%
Money Market Funds	6.0%
Communications	9.8%
Consumer Discretionary	10.5%
Health Care	13.0%
Industrials	13.3%
Financials	17.7%
Technology	19.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.4%
State Street SPDR Blackstone Senior Loan ETF	2.0%
Broadstreet Partners Group, LLC, 6.174%, 06/16/31	1.1%
LifePoint Health, Inc., 7.422%, 05/14/31	1.1%
UKG, Inc., 6.167%, 02/10/31	1.0%
Allied Universal Holdco, LLC, 6.923%, 08/06/32	1.0%
Bausch + Lomb Corporation, 7.425%, 01/15/31	1.0%
Star Parent, Inc., 7.672%, 09/19/30	1.0%
Cengage Learning, Inc., 6.671%, 03/24/31	0.9%
Heartland Dental, LLC, 7.120%, 08/07/32	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000121701
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class C
Trading Symbol	CFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.90%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,766	$9,969	$10,742
Jun-2018	$11,481	$9,929	$11,211
Jun-2019	$11,879	$10,710	$11,656
Jun-2020	$11,782	$11,646	$11,424
Jun-2021	$12,761	$11,607	$12,755
Jun-2022	$12,170	$10,413	$12,400
Jun-2023	$13,182	$10,315	$13,727
Jun-2024	$14,548	$10,587	$15,253
Jun-2025	$15,505	$11,230	$16,365
Jun-2026	$15,967	$11,656	$17,079

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund	2.98%	4.58%	4.79%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar LSTA US Leveraged Loan Index	4.36%	6.01%	5.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 773,503,093
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 5,060,677
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$773,503,093 Number of Portfolio Holdings367 Advisory Fee (net of waivers)$5,060,677 Portfolio Turnover69%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	4.1%
Corporate Bonds	5.7%
Exchange-Traded Funds	4.1%
Money Market Funds	5.7%
Term Loans	80.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.8%
Utilities	0.9%
Energy	1.4%
Consumer Staples	1.8%
Materials	3.0%
Fixed Income	4.3%
CLO	4.4%
Money Market Funds	6.0%
Communications	9.8%
Consumer Discretionary	10.5%
Health Care	13.0%
Industrials	13.3%
Financials	17.7%
Technology	19.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.4%
State Street SPDR Blackstone Senior Loan ETF	2.0%
Broadstreet Partners Group, LLC, 6.174%, 06/16/31	1.1%
LifePoint Health, Inc., 7.422%, 05/14/31	1.1%
UKG, Inc., 6.167%, 02/10/31	1.0%
Allied Universal Holdco, LLC, 6.923%, 08/06/32	1.0%
Bausch + Lomb Corporation, 7.425%, 01/15/31	1.0%
Star Parent, Inc., 7.672%, 09/19/30	1.0%
Cengage Learning, Inc., 6.671%, 03/24/31	0.9%
Heartland Dental, LLC, 7.120%, 08/07/32	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000240463
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class C-1
Trading Symbol	CFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-1	$193	1.90%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
Nov-2022	$10,000	$10,000	$10,000
Jun-2023	$10,741	$10,515	$10,799
Jun-2024	$11,852	$10,792	$11,999
Jun-2025	$12,631	$11,447	$12,874
Jun-2026	$13,007	$11,881	$13,436

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 1, 2022)
Catalyst/CIFC Senior Secured Income Fund	2.98%	7.45%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.82%
Morningstar LSTA US Leveraged Loan Index	4.36%	8.40%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 773,503,093
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 5,060,677
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$773,503,093 Number of Portfolio Holdings367 Advisory Fee (net of waivers)$5,060,677 Portfolio Turnover69%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	4.1%
Corporate Bonds	5.7%
Exchange-Traded Funds	4.1%
Money Market Funds	5.7%
Term Loans	80.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.8%
Utilities	0.9%
Energy	1.4%
Consumer Staples	1.8%
Materials	3.0%
Fixed Income	4.3%
CLO	4.4%
Money Market Funds	6.0%
Communications	9.8%
Consumer Discretionary	10.5%
Health Care	13.0%
Industrials	13.3%
Financials	17.7%
Technology	19.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.4%
State Street SPDR Blackstone Senior Loan ETF	2.0%
Broadstreet Partners Group, LLC, 6.174%, 06/16/31	1.1%
LifePoint Health, Inc., 7.422%, 05/14/31	1.1%
UKG, Inc., 6.167%, 02/10/31	1.0%
Allied Universal Holdco, LLC, 6.923%, 08/06/32	1.0%
Bausch + Lomb Corporation, 7.425%, 01/15/31	1.0%
Star Parent, Inc., 7.672%, 09/19/30	1.0%
Cengage Learning, Inc., 6.671%, 03/24/31	0.9%
Heartland Dental, LLC, 7.120%, 08/07/32	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000121702
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class I
Trading Symbol	CFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,882	$9,969	$10,742
Jun-2018	$11,729	$9,929	$11,211
Jun-2019	$12,257	$10,710	$11,656
Jun-2020	$12,282	$11,646	$11,424
Jun-2021	$13,428	$11,607	$12,755
Jun-2022	$12,920	$10,413	$12,400
Jun-2023	$14,149	$10,315	$13,727
Jun-2024	$15,768	$10,587	$15,253
Jun-2025	$16,973	$11,230	$16,365
Jun-2026	$17,656	$11,656	$17,079

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund	4.02%	5.63%	5.85%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar LSTA US Leveraged Loan Index	4.36%	6.01%	5.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 773,503,093
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 5,060,677
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$773,503,093 Number of Portfolio Holdings367 Advisory Fee (net of waivers)$5,060,677 Portfolio Turnover69%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	4.1%
Corporate Bonds	5.7%
Exchange-Traded Funds	4.1%
Money Market Funds	5.7%
Term Loans	80.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.8%
Utilities	0.9%
Energy	1.4%
Consumer Staples	1.8%
Materials	3.0%
Fixed Income	4.3%
CLO	4.4%
Money Market Funds	6.0%
Communications	9.8%
Consumer Discretionary	10.5%
Health Care	13.0%
Industrials	13.3%
Financials	17.7%
Technology	19.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.4%
State Street SPDR Blackstone Senior Loan ETF	2.0%
Broadstreet Partners Group, LLC, 6.174%, 06/16/31	1.1%
LifePoint Health, Inc., 7.422%, 05/14/31	1.1%
UKG, Inc., 6.167%, 02/10/31	1.0%
Allied Universal Holdco, LLC, 6.923%, 08/06/32	1.0%
Bausch + Lomb Corporation, 7.425%, 01/15/31	1.0%
Star Parent, Inc., 7.672%, 09/19/30	1.0%
Cengage Learning, Inc., 6.671%, 03/24/31	0.9%
Heartland Dental, LLC, 7.120%, 08/07/32	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000102758
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class A
Trading Symbol	TRXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.22%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 14,823,684
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,823,684 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$0 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	54.1%
Corporate Bonds	36.6%
Exchange-Traded Funds	4.3%
Money Market Funds	3.0%
Preferred Stocks	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	3.0%
Utilities	3.0%
Commodity	4.2%
Financials	6.7%
Energy	7.4%
Industrials	7.7%
Materials	8.4%
Health Care	8.5%
Communications	11.3%
Consumer Staples	12.7%
Technology	12.9%
Consumer Discretionary	13.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.2%
Belo Corporation, 7.750%, 06/01/27	3.2%
Buckeye Partners, L.P., 4.125%, 12/01/27	3.0%
Applied Materials, Inc.	2.9%
Methanex Corporation, 5.125%, 10/15/27	2.9%
ArcelorMittal S.A., 6.550%, 11/29/27	2.8%
Nestle S.A. - ADR	2.5%
Takeda Pharmaceutical Company Ltd. - ADR	2.5%
CoreCivic, Inc., 4.750%, 10/15/27	2.4%
Bunge Global S.A.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000102759
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class C
Trading Symbol	TRXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.97%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.97%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 14,823,684
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,823,684 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$0 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	54.1%
Corporate Bonds	36.6%
Exchange-Traded Funds	4.3%
Money Market Funds	3.0%
Preferred Stocks	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	3.0%
Utilities	3.0%
Commodity	4.2%
Financials	6.7%
Energy	7.4%
Industrials	7.7%
Materials	8.4%
Health Care	8.5%
Communications	11.3%
Consumer Staples	12.7%
Technology	12.9%
Consumer Discretionary	13.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.2%
Belo Corporation, 7.750%, 06/01/27	3.2%
Buckeye Partners, L.P., 4.125%, 12/01/27	3.0%
Applied Materials, Inc.	2.9%
Methanex Corporation, 5.125%, 10/15/27	2.9%
ArcelorMittal S.A., 6.550%, 11/29/27	2.8%
Nestle S.A. - ADR	2.5%
Takeda Pharmaceutical Company Ltd. - ADR	2.5%
CoreCivic, Inc., 4.750%, 10/15/27	2.4%
Bunge Global S.A.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000142549
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class I
Trading Symbol	TRXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 14,823,684
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,823,684 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$0 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	54.1%
Corporate Bonds	36.6%
Exchange-Traded Funds	4.3%
Money Market Funds	3.0%
Preferred Stocks	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	3.0%
Utilities	3.0%
Commodity	4.2%
Financials	6.7%
Energy	7.4%
Industrials	7.7%
Materials	8.4%
Health Care	8.5%
Communications	11.3%
Consumer Staples	12.7%
Technology	12.9%
Consumer Discretionary	13.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.2%
Belo Corporation, 7.750%, 06/01/27	3.2%
Buckeye Partners, L.P., 4.125%, 12/01/27	3.0%
Applied Materials, Inc.	2.9%
Methanex Corporation, 5.125%, 10/15/27	2.9%
ArcelorMittal S.A., 6.550%, 11/29/27	2.8%
Nestle S.A. - ADR	2.5%
Takeda Pharmaceutical Company Ltd. - ADR	2.5%
CoreCivic, Inc., 4.750%, 10/15/27	2.4%
Bunge Global S.A.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000064375
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class A
Trading Symbol	HIIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.48%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 168,176,915
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 722,666
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$168,176,915 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$722,666 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	3.0%
Corporate Bonds	92.7%
Money Market Funds	0.0%
Preferred Stocks	4.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Energy	0.2%
Consumer Staples	0.2%
Materials	2.9%
Real Estate	5.2%
Industrials	7.0%
Health Care	9.8%
Technology	12.0%
Communications	16.4%
Financials	19.3%
Consumer Discretionary	24.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, 07/15/29	5.0%
Kohl's Corporation, 5.550%, 07/17/45	4.5%
Harrow, Inc., 8.625%, 09/15/30	4.4%
1261229 BC Ltd., 10.000%, 04/15/32	4.4%
AMC Global Media, Inc., 10.500%, 07/15/32	4.4%
Pagaya US Holdings Company, LLC, 8.875%, 08/01/30	4.1%
Six Flags Entertainment Corporation's Wonderland Co/Millennium Operations, LLC, 8.625%, 01/15/32	3.7%
K Hovnanian Enterprises, Inc., 8.375%, 10/01/33	3.7%
CoreWeave, Inc., 9.000%, 02/01/31	3.6%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10.000%, 11/15/29	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000064376
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class C
Trading Symbol	HIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.23%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.23%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 168,176,915
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 722,666
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$168,176,915 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$722,666 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	3.0%
Corporate Bonds	92.7%
Money Market Funds	0.0%
Preferred Stocks	4.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Energy	0.2%
Consumer Staples	0.2%
Materials	2.9%
Real Estate	5.2%
Industrials	7.0%
Health Care	9.8%
Technology	12.0%
Communications	16.4%
Financials	19.3%
Consumer Discretionary	24.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, 07/15/29	5.0%
Kohl's Corporation, 5.550%, 07/17/45	4.5%
Harrow, Inc., 8.625%, 09/15/30	4.4%
1261229 BC Ltd., 10.000%, 04/15/32	4.4%
AMC Global Media, Inc., 10.500%, 07/15/32	4.4%
Pagaya US Holdings Company, LLC, 8.875%, 08/01/30	4.1%
Six Flags Entertainment Corporation's Wonderland Co/Millennium Operations, LLC, 8.625%, 01/15/32	3.7%
K Hovnanian Enterprises, Inc., 8.375%, 10/01/33	3.7%
CoreWeave, Inc., 9.000%, 02/01/31	3.6%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10.000%, 11/15/29	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000128969
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class I
Trading Symbol	HIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$133	1.23%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 168,176,915
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 722,666
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$168,176,915 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$722,666 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	3.0%
Corporate Bonds	92.7%
Money Market Funds	0.0%
Preferred Stocks	4.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Energy	0.2%
Consumer Staples	0.2%
Materials	2.9%
Real Estate	5.2%
Industrials	7.0%
Health Care	9.8%
Technology	12.0%
Communications	16.4%
Financials	19.3%
Consumer Discretionary	24.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, 07/15/29	5.0%
Kohl's Corporation, 5.550%, 07/17/45	4.5%
Harrow, Inc., 8.625%, 09/15/30	4.4%
1261229 BC Ltd., 10.000%, 04/15/32	4.4%
AMC Global Media, Inc., 10.500%, 07/15/32	4.4%
Pagaya US Holdings Company, LLC, 8.875%, 08/01/30	4.1%
Six Flags Entertainment Corporation's Wonderland Co/Millennium Operations, LLC, 8.625%, 01/15/32	3.7%
K Hovnanian Enterprises, Inc., 8.375%, 10/01/33	3.7%
CoreWeave, Inc., 9.000%, 02/01/31	3.6%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10.000%, 11/15/29	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000064377
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class A
Trading Symbol	TRIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$167	1.58%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.58%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 20,840,015
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 88,944
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,840,015 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$88,944 Portfolio Turnover78%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	23.9%
Common Stocks	40.7%
Convertible Bonds	5.4%
Corporate Bonds	29.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-29.6%
Money Market Funds	0.3%
Consumer Staples	0.9%
Health Care	2.4%
Industrials	2.7%
Technology	8.3%
Energy	8.5%
Communications	8.5%
Real Estate	11.6%
Consumer Discretionary	13.0%
Collateral for Securities Loaned	31.0%
Financials	42.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, due 07/15/29	6.8%
Trinity Capital, Inc.	6.0%
Capital Southwest Corporation	5.6%
VICI Properties, Inc.	4.8%
Pagaya US Holdings Company, LLC, 8.875%, due 08/1/30	4.5%
Transocean, Inc., 6.800%, due 03/15/38	4.2%
SM Energy Company	4.2%
Lyft, Inc., 0.000%, due 09/15/30	4.0%
Hercules Capital, Inc.	3.1%
Main Street Capital Corporation	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000064378
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class C
Trading Symbol	TRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$246	2.33%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.33%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 20,840,015
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 88,944
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,840,015 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$88,944 Portfolio Turnover78%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	23.9%
Common Stocks	40.7%
Convertible Bonds	5.4%
Corporate Bonds	29.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-29.6%
Money Market Funds	0.3%
Consumer Staples	0.9%
Health Care	2.4%
Industrials	2.7%
Technology	8.3%
Energy	8.5%
Communications	8.5%
Real Estate	11.6%
Consumer Discretionary	13.0%
Collateral for Securities Loaned	31.0%
Financials	42.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, due 07/15/29	6.8%
Trinity Capital, Inc.	6.0%
Capital Southwest Corporation	5.6%
VICI Properties, Inc.	4.8%
Pagaya US Holdings Company, LLC, 8.875%, due 08/1/30	4.5%
Transocean, Inc., 6.800%, due 03/15/38	4.2%
SM Energy Company	4.2%
Lyft, Inc., 0.000%, due 09/15/30	4.0%
Hercules Capital, Inc.	3.1%
Main Street Capital Corporation	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000128970
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class I
Trading Symbol	TRIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$141	1.33%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 20,840,015
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 88,944
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,840,015 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$88,944 Portfolio Turnover78%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	23.9%
Common Stocks	40.7%
Convertible Bonds	5.4%
Corporate Bonds	29.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-29.6%
Money Market Funds	0.3%
Consumer Staples	0.9%
Health Care	2.4%
Industrials	2.7%
Technology	8.3%
Energy	8.5%
Communications	8.5%
Real Estate	11.6%
Consumer Discretionary	13.0%
Collateral for Securities Loaned	31.0%
Financials	42.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, due 07/15/29	6.8%
Trinity Capital, Inc.	6.0%
Capital Southwest Corporation	5.6%
VICI Properties, Inc.	4.8%
Pagaya US Holdings Company, LLC, 8.875%, due 08/1/30	4.5%
Transocean, Inc., 6.800%, due 03/15/38	4.2%
SM Energy Company	4.2%
Lyft, Inc., 0.000%, due 09/15/30	4.0%
Hercules Capital, Inc.	3.1%
Main Street Capital Corporation	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/